SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Detail) - USD ($) $ / shares in Units, $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Assets
Other assets		$ 1,333.9	$ 800.2
Total assets		71,132.3	64,098.3
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	[1]	6,010.6	4,955.8
Dividends Payable		58.5	2,694.5
Debt	[2]	4,898.8	5,396.1
Total liabilities		52,900.7	47,059.7
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0.5)		493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.6 and 797.5, including treasury shares of 213.2 and 212.3)		584.4	585.2
Paid-in capital		1,772.9	1,672.9
Retained earnings		15,339.7	13,354.9
Total accumulated other comprehensive income attributable to Progressive		40.7	931.7	$ 341.7	$ (120.9)
Total shareholders’ equity		18,231.6	17,038.6	$ 13,673.2
Total liabilities and shareholders’ equity		$ 71,132.3	$ 64,098.3
Common Shares, par value (USD per share)		$ 1.00	$ 1.00	$ 1.00
Common Shares, authorized (shares)		900,000,000.0	900,000,000.0
Common Shares, issued (shares)		797,600,000	797,500,000
Common Shares, treasury shares (shares)		213,200,000	212,300,000
Series B Preferred Stock
Liabilities and Shareholders' Equity
Dividends Payable		$ 13.4	$ 13.4	$ 0.0
Preferred Stock, Liquidation Preference Per Share						$ 1,000
Preferred shares, issued (in shares)						500,000
Serial Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		20,000,000.0	20,000,000.0
Serial Preferred Stock | Series B Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		500,000	500,000
Preferred stock, par value		$ 0	$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share		$ 1,000	$ 1,000
Preferred shares, issued (in shares)		500,000	500,000
Preferred Stock, Shares Outstanding		500,000	500,000
Parent Company
Assets
Investment in affiliate		$ 5.0	$ 5.0
Investment in subsidiaries		19,512.2	18,895.9
Receivable from investment subsidiary		3,382.1	5,901.7
Intercompany receivable		387.2	473.8
Deferred Income Tax Assets, Net		65.1	86.9
Other assets		207.3	270.9
Total assets		23,558.9	25,634.2
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities		370.0	505.0
Dividends Payable		58.5	2,694.5
Debt		4,898.8	5,396.1
Total liabilities		5,327.3	8,595.6
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0.5)		493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.6 and 797.5, including treasury shares of 213.2 and 212.3)		584.4	585.2
Paid-in capital		1,772.9	1,672.9
Retained earnings		15,339.7	13,354.9
Total accumulated other comprehensive income attributable to Progressive		40.7	931.7
Total shareholders’ equity		18,231.6	17,038.6
Total liabilities and shareholders’ equity		$ 23,558.9	$ 25,634.2
Common Shares, par value (USD per share)		$ 1.00	$ 1.00
Common Shares, authorized (shares)		900,000,000.0	900,000,000.0
Common Shares, issued (shares)		797,600,000	797,500,000
Common Shares, treasury shares (shares)		213,200,000	212,300,000
Parent Company | Series B Preferred Stock
Liabilities and Shareholders' Equity
Dividends Payable		$ 13.4	$ 13.4	$ 0.0
Parent Company | Serial Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		20,000,000.0	20,000,000.0
Parent Company | Serial Preferred Stock | Series B Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		500,000	500,000
Preferred stock, par value		$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share		$ 1,000	$ 1,000
Preferred shares, issued (in shares)		500,000	500,000
Preferred Stock, Shares Outstanding		500,000	500,000

[1]	See Note 1 – Reporting and Accounting Policies for Commitments and Contingencies and Note 12 – Litigation for further discussion.
[2]	Consists of long-term debt. See Note 4 – Debt for further discussion.